Credit Risk Profile by Industry Sector IAS 39 (Detail) - IAS 39 [Member] € in Millions	Dec. 31, 2017 EUR (€)
Total
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	€ 245,536
Fund management activities	27,426
Manufacturing	85,172
Wholesale and retail trade	36,905
Households, excluding mortgages	197,805
Commercial real estate activities	38,806
Public sector	108,597
Other	154,459	[1]
Total	894,707
Loans [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	52,087	[2]
Fund management activities	18,668	[2]
Manufacturing	27,569	[2]
Wholesale and retail trade	19,246	[2]
Households, excluding mortgages	186,687	[2]
Commercial real estate activities	29,180	[2]
Public sector	13,510	[2]
Other	58,674	[1],[2]
Total	405,621	[2]
Irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	31,839	[3]
Fund management activities	6,213	[3]
Manufacturing	38,450	[3]
Wholesale and retail trade	10,684	[3]
Households, excluding mortgages	9,975	[3]
Commercial real estate activities	4,343	[3]
Public sector	844	[3]
Other	55,904	[1],[3]
Total	158,253	[3]
Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	9,407
Fund management activities	173
Manufacturing	14,893
Wholesale and retail trade	5,623
Households, excluding mortgages	671
Commercial real estate activities	508
Public sector	138
Other	16,799	[1]
Total	48,212
OTC derivatives [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	17,991	[4]
Fund management activities	1,232	[4]
Manufacturing	1,347	[4]
Wholesale and retail trade	413	[4]
Households, excluding mortgages	398	[4]
Commercial real estate activities	1,185	[4]
Public sector	3,510	[4]
Other	5,353	[1],[4]
Total	31,430	[4]
Traded Loans [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	1,635
Fund management activities	306
Manufacturing	628
Wholesale and retail trade	388
Households, excluding mortgages	74
Commercial real estate activities	2,080
Public sector	611
Other	5,154	[1]
Total	10,876
Traded Bonds [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	16,982
Fund management activities	737
Manufacturing	1,991
Wholesale and retail trade	501
Households, excluding mortgages	0
Commercial real estate activities	1,468
Public sector	54,989
Other	10,596	[1]
Total	87,264
Debt securities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	15,590	[5]
Fund management activities	53	[5]
Manufacturing	294	[5]
Wholesale and retail trade	50	[5]
Households, excluding mortgages	0	[5]
Commercial real estate activities	1	[5]
Public sector	30,301	[5]
Other	1,963	[1],[5]
Total	48,251	[5]
Repo and repo-style transactions [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial intermediation	100,006	[6]
Fund management activities	44	[6]
Manufacturing	0	[6]
Wholesale and retail trade	0	[6]
Households, excluding mortgages	0	[6]
Commercial real estate activities	41	[6]
Public sector	4,694	[6]
Other	16	[1],[6]
Total	€ 104,800	[6]

[1]	Major industries within Other were: Real estate other than commercial (EUR 63.4 billion), Transport; storage and communication (EUR 28.2 billion), Other community and personal social services (EUR 14.1 billion), Electricity; gas and water supply (EUR 12.8 billion), Construction (EUR 11.7 billion) and Mining and quarrying (EUR 10.0 billion).
[2]	Includes impaired loans amounting to EUR6.2billion as of December31, 2017
[3]	Includes irrevocable lending commitments related to consumer credit exposure of EUR10.1 billion as of December31, 2017.
[4]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5]	Includes debt securities on financial assets available for sale and securities held to maturity.
[6]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.